Equity Capital Structure, Warrants Repurchase (Details)					12 Months Ended
	May 31, 2024 USD ($) shares	Apr. 22, 2024 $ / shares shares	Mar. 27, 2024 $ / shares	Oct. 06, 2023 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($)	Mar. 07, 2023 $ / shares	Apr. 07, 2021 $ / shares	Dec. 21, 2018 $ / shares
Warrants Repurchase [Abstract]
Common shares, par value (in dollars per share)		$ 0.001	$ 0.001		$ 0.001	$ 0.001				$ 0.001
Reverse stock split ratio			0.1
Repurchase of warrants | $					$ 1,058,481	$ 941,626	$ 0
April 7 Warrants [Member]
Warrants Repurchase [Abstract]
Repurchase of warrants (in dollars per share)		$ 0.105		$ 0.105
Number of securities called by warrants (in shares) | shares	1,008,077	1,033,077			25,000
Warrant exercise price (in dollars per share)		$ 55.3		$ 55.3				$ 55.3	$ 65
Repurchase of warrants (in shares) | shares	10,080,770			8,900,000
Repurchase of warrants | $	$ 1,058,481			$ 900,000